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                          SUPPLEMENT DATED MAY 19, 1997

                                       TO
                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND
                   SCHWAB MUNICIPAL MONEY FUND - SWEEP SHARES
                SCHWAB VALUE ADVANTAGE MONEY FUND - SWEEP SHARES

                            PROSPECTUS APRIL 30, 1997

The Sweep Shares of the Schwab Value Advantage Money Fund will not be available for purchase until further notice. Call 1-800-930-4379 for more updated information.











TF4718                                                              May 19, 1997